Dividends on ordinary shares	6 Months Ended
Jun. 30, 2023
Disclosure Of Dividends [Abstract]
Dividends on ordinary shares	Note 18: Dividends on ordinary shares The Bank paid a dividend of £1,900 million on 10 May 2023 (no dividend was paid in the year ended 31 December 2022).